FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and other	$ 1,202	$ 1,154
Loans and borrowings	12,060	$ 9,903
Derivative financial liabilities	159
Lease liabilities	665
Trade payables and accrued liabilities, Expected Cash Flows	1,202
Loans and borrowings, Expected Cash Flows	18,882
Derivative financial liabilities, Expected Cash Flows	159
Total contractual obligations	11,651
Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	867
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	1,202
Loans and borrowings, Expected Cash Flows	1,994
Derivative financial liabilities, Expected Cash Flows	49
Total contractual obligations	536
Less than 1 year | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	113
1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,090
Derivative financial liabilities, Expected Cash Flows	20
Total contractual obligations	201
1 - 3 Years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	201
3 – 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,249
Derivative financial liabilities, Expected Cash Flows	16
Total contractual obligations	651
3 – 5 years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	160
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	12,549
Derivative financial liabilities, Expected Cash Flows	74
Total contractual obligations	10,263
More than 5 years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	393
Subordinated Hybrid Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings	596
Loans and borrowings, Expected Cash Flows	776
Subordinated Hybrid Notes | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	29
Subordinated Hybrid Notes | 1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	58
Subordinated Hybrid Notes | 3 – 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	58
Subordinated Hybrid Notes | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	$ 631